ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Redeemable non-controlling interests (Note)	¥ 188,964		¥ 39,142
Advances from customers	108,946		149,687	¥ 124,995
Salary and welfare payables	34,739		42,259
Accrued expenses	48,251		57,839
Current portion of operating lease liabilities	19,117		40,341
Liability under reverse factoring program	19,800		0
Guaranteed customer loans	61		33,435
Liability under factoring program	0		30,000	¥ 40,353
Tax payables	2,850		4,223
Deposits from marketplace sellers	34,746		36,185
Others	26,202		27,062
Total	¥ 483,676	$ 69,164	¥ 460,173